RELATED PARTIES TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2018
Related Parties Transactions Tables
Disclosure of management fees and share-based payments
	March 31, 2018	March 31, 2017
	$	$

Management Fees	30,000	15,000